Employee Benefits Plan - Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	$ 78	$ (53)
Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	18	(4)
Material defined benefit plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	436	532
Due to demographic assumption changes	(26)	(57)
Due to experience	(5)	(3)
Return on plan assets greater than discount rate	(482)	(424)
Total recognized in other comprehensive (income) loss before taxation	(77)	48
Balance of accumulated comprehensive loss (income) at January 1	1,386	1,338
Net actuarial (gains) losses recognized in the year	(77)	48
Total accumulated comprehensive loss (income) at December 31,	1,309	1,386
Material defined benefit plans [Member] | Funded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	406	497
Due to demographic assumption changes	(23)	(52)
Due to experience	20	(1)
Return on plan assets greater than discount rate	(482)	(424)
Total recognized in other comprehensive (income) loss before taxation	(79)	20
Balance of accumulated comprehensive loss (income) at January 1	1,391	1,371
Net actuarial (gains) losses recognized in the year	(79)	20
Total accumulated comprehensive loss (income) at December 31,	1,312	1,391
Material defined benefit plans [Member] | Unfunded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	20	27
Due to demographic assumption changes	(2)	(4)
Due to experience	3	4
Total recognized in other comprehensive (income) loss before taxation	21	27
Balance of accumulated comprehensive loss (income) at January 1	82	55
Net actuarial (gains) losses recognized in the year	21	27
Total accumulated comprehensive loss (income) at December 31,	103	82
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	10	8
Due to demographic assumption changes	(1)	(1)
Due to experience	(28)	(6)
Total recognized in other comprehensive (income) loss before taxation	(19)	1
Balance of accumulated comprehensive loss (income) at January 1	(87)	(88)
Net actuarial (gains) losses recognized in the year	(19)	1
Total accumulated comprehensive loss (income) at December 31,	$ (106)	$ (87)